iSHARES TRUST
                       SUPPLEMENT DATED OCTOBER 19, 2001
                                    to the
                  PROSPECTUS DATED AUGUST 1, 2001, AS REVISED

THE INFORMATION IN THIS SUPPLEMENT UPDATES THE INFORMATION IN, AND SHOULD BE READ IN CONJUNCTION WITH, THE PROSPECTUS DATED AUGUST 1, 2001, AS REVISED.

THE INFORMATION ON THE ISHARES S&P LATIN AMERICA 40 INDEX FUND APPEARING ON PAGE 34 UNDER THE HEADINGS "FEES AND EXPENSES," "EXAMPLE" AND "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

        SHAREHOLDER FEES                                                  None
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT, BUT
               SEE THE CREATION TRANSACTION FEES AND REDEMPTION
               TRANSACTION FEES DISCUSSION BELOW)

        ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)**
               Management Fees                                            0.50%
               Distribution and Service (12b-1) Fees                      None
               Other Expenses***                                          None

-------------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES                              0.50%
-------------------------------------------------------------------------------

            * You will incur customary brokerage commissions when buying or selling shares of the Fund.

           **   Expressed as a percentage of average net assets.

          *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be DE MINIMUS), any future distribution fees or expenses and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                1 YEAR        3 YEARS         5 YEARS          10 YEARS
                 $51           $160            $280              $628

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems iShares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $450 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2001 was $2,000,450. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $450 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,000,450 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $10,227 if the Creation Unit is redeemed after one year, $32,083 if the Creation Unit is redeemed after three years, $55,951 if the Creation Unit is redeemed after five years and $125,675 if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

THE INFORMATION ON THE ISHARES S&P/TOPIX 150 INDEX FUND APPEARING ON PAGES 36 AND 37 UNDER THE HEADINGS "FEES AND EXPENSES," "EXAMPLE" AND "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

        SHAREHOLDER FEES                                                  None
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT, BUT
               SEE THE CREATION TRANSACTION FEES AND REDEMPTION
               TRANSACTION FEES DISCUSSION BELOW)

        ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)**
               Management Fees                                            0.50%
               Distribution and Service (12b-1) Fees                      None
               Other Expenses***                                          None

-------------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES                              0.50%
-------------------------------------------------------------------------------

            * You will incur customary brokerage commissions when buying or selling shares of the Fund.

           **   Expressed as a percentage of average net assets.

          *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be DE MINIMUS), any future distribution fees or expenses and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                1 YEAR        3 YEARS         5 YEARS          10 YEARS
                 $51           $160            $280              $628

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems iShares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2001 was $12,003,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $3,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $12,003,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $61,365 if the Creation Unit is redeemed after one year, $192,505 if the Creation Unit is redeemed after three years, $335,712 if the Creation Unit is redeemed after five years and $754,070 if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

THE INFORMATION ON THE ISHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND APPEARING ON PAGE 115 UNDER THE HEADINGS "FEES AND EXPENSES," "EXAMPLE" AND "CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES" IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

        SHAREHOLDER FEES                                                  None
               (FEES PAID DIRECTLY FROM YOUR INVESTMENT, BUT
               SEE THE CREATION TRANSACTION FEES AND REDEMPTION
               TRANSACTION FEES DISCUSSION BELOW)

        ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM THE FUND'S ASSETS)**
               Management Fees                                            0.50%
               Distribution and Service (12b-1) Fees                      None
               Other Expenses***                                          None

-------------------------------------------------------------------------------
        TOTAL ANNUAL FUND OPERATING EXPENSES                              0.50%
-------------------------------------------------------------------------------

            * You will incur customary brokerage commissions when buying or selling shares of the Fund.

           **   Expressed as a percentage of average net assets.

          *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be DE MINIMUS), any future distribution fees or expenses and extraordinary expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                1 YEAR        3 YEARS         5 YEARS          10 YEARS
                 $51           $160            $280              $628

CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2001 was $4,500,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,500,500 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $23,009 if the Creation Unit is redeemed after one year, $72,179 if the Creation Unit is redeemed after three years, $125,875 if the Creation Unit is redeemed after five years and $282,737 if the Creation Unit is redeemed after ten years.

* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

THE ENTRIES FOR THE ISHARES S&P LATIN AMERICA 40 INDEX FUND, ISHARES S&P/TOPIX 150 INDEX FUND AND ISHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND APPEARING IN THE TABLE ON PAGES 121 AND 122 ARE REPLACED WITH THE FOLLOWING:


ISHARES INDEX FUND                                          MANAGEMENT FEE
---------------------------                                 --------------
iShares S&P Latin America 40 Index Fund                         0.50%
iShares S&P/TOPIX 150 Index Fund                                0.50%
iShares Goldman Sachs Natural Resources Index Fund              0.50%


THE ENTRY FOR THE VALUE OF A CREATION UNIT FOR THE ISHARES GOLDMAN SACHS NATURAL RESOURCES INDEX FUND APPEARING IN THE TABLE ON PAGES 126 AND 127 IS REPLACED WITH THE FOLLOWING:


NAME OF FUND                                          VALUE OF CREATION UNIT
------------                                          ----------------------
iShares Goldman Sachs Natural Resources Index Fund*   $4,500,500

*Approximate value of a Creation Unit as of September 30, 2001














                         PLEASE RETAIN THIS SUPPLEMENT
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                              FOR FUTURE REFERENCE